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
                                                                                                   ------------------------------
                                                                                                           OMB APPROVAL
                                                                                                   ------------------------------
                                                                                                       OMB Number: 3235-006
                                                                                                    Expires: February 28, 1994
                               UNITED STATES                                                        Estimated average burden
                      SECURITIES AND EXCHANGE COMMISSION                                            hours per form . . . . . 24.60
                           WASHINGTON, D.C.  20549                                                 ------------------------------

                                                                                                            -----------------------
                                                                                                                 SEC USE ONLY
                                                                                                            -----------------------
                                                        FORM 13F
                                                                                                            -----------------------

                                  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                          TO SECTION 13 (F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                               Report for the Calendar Year or Quarter Ended September 30th, 2003.
                                                                             ---------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------
If amended report check here: [ ]
Todd Investment Advisors,  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,                Louisville,               KY              40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                            ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                            SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
-----------------------------------------------------------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamend- ed items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 14th day of October, 2003.
                                                      ----------              --------        ----        -------    --

                                                                   TODD INVESTMENT ADVISORS,  INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                       to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.
Name:                                        13f file No.:         Name:                                       13f file No.:
---------------------------------------    ---------------        ----------------------------------------   --------------------
1.  Todd Investment Advisors, Inc.            28-834               6.
---------------------------------------    ---------------        ----------------------------------------   --------------------
2.                                                                 7.
---------------------------------------    ---------------        ----------------------------------------   --------------------
3.                                                                 8.
---------------------------------------    ---------------        ----------------------------------------   --------------------
4.                                                                 9.
---------------------------------------    ---------------        ----------------------------------------   --------------------
5.                                                                 10.
---------------------------------------    ---------------        ----------------------------------------   --------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                          0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                   127
FORM 13F INFORMATION TABLE VALUE TOTAL:               1861622


LIST OF OTHER INCLUDED MANAGERS:
NO.                                  13F FILE NUMBER                      NAME

Page 1 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                            88579Y101     1436       20784                                              13,000           7784
ABBOTT LABS                      002824100     1244       29232                                               6,150          23082
AEGON N V                        007924103      204       17464                                                   0          17464
AGILENT TECHNOLOGIES INC         00846U101     6043      273335                                                   0         273335
ALLERGAN INC                     018490102      260        3300                                                   0           3300
ALTRIA GROUP INC                 02209S103    32322      737947                                             207,167         530780
AMERICAN EXPRESS CO              025816109      664       14744                                              14,744              0
AMERICAN INTL GROUP INC          026874107     9343      161928                                              12,562         149366
ANHEUSER BUSCH COS INC           035229103    10905      221008                                             202,413          18595
APPLIED MATLS INC                038222105    11975      660493                                             334,253         326240
ARCHSTONE SMITH TR               039583109     4610      174740                                             157,090          17650
AUTOMATIC DATA PROCESSIN         053015103     3635      101400                                                 500         100900
AVON PRODS INC                   054303102      742       11500                                               1,500          10000
BANK OF AMERICA CORP             060505104    92514     1185467                                             302,777         882690
BANK ONE CORP                    06423A103     1173       30358                                              12,305          18053
BAXTER INTL INC                  071813109      282        9700                                               1,100           8600
BELLSOUTH CORP                   079860102      835       35242                                               6,790          28452
-----------------------------------------------------------------------------------------------------------------------------------
                                             178187
-----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                     086516101    37400      787035                                              368,035         419000
BLOCK H & R INC                  093671105    37241      863067                                              250,197         612870
BOEING CO                        097023105      563       16400                                               16,400              0
BP PLC                           055622104    33940      806172                                              386,106         420066
BRISTOL MYERS SQUIBB CO          110122108    21418      834684                                              282,585         552099
BROWN FORMAN CL B                115637209      435        5500                                                  800           4700
BURLINGTON RES INC               122014103      781       16209                                               16,209              0
CARDINAL HEALTH INC              14149Y108    24586      421067                                              196,420         224647
CHEVRONTEXACO CORP               166764100    23693      331600                                              128,819         202781
CINCINNATI FINL CORP             172062101      372        9300                                                  200           9100
CISCO SYS INC                    17275R102    36302     1853098                                              744,788        1108310
CITIGROUP INC                    172967101    63234     1389443                                              436,047         953396
COCA COLA CO                     191216100     8116      188911                                               22,895         166016
COLGATE PALMOLIVE CO             194162103      302        5400                                                    0           5400
COMPUTER ASSOC INTL INC          204912109     8766      335750                                                    0         335750
COMPUTER SCIENCES CORP           205363104    24620      655320                                              159,845         495475
CONCORD EFS INC                  206197105    33417     2444525                                              773,335        1671190
-----------------------------------------------------------------------------------------------------------------------------------
                                             355186
-----------------------------------------------------------------------------------------------------------------------------------

Page 3 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                    20825C104    49295      900372                                            248,948         651424
DEL MONTE FOODS CO                24522P103     1117      128265                                              1,097         127168
DELTA AIR LINES INC DEL           247361108     3553      267130                                                630         266500
DISNEY WALT CO                    254687106      902       44700                                             31,600          13100
DOMINION RES INC VA NEW           25746U109    40687      657309                                            201,394         455915
DOVER CORP                        260003108      477       13500                                              4,000           9500
DOW CHEM CO                       260543103    19324      593839                                            261,012         332827
DU PONT E I DE NEMOURS &          263534109      686       17142                                             13,200           3942
DUKE ENERGY CORP                  264399106    16599      932000                                                  0         932000
DUKE REALTY CORP                  264411505     4174      142930                                            113,120          29810
EMERSON ELEC CO                   291011104    32909      625049                                            179,184         445865
ENGELHARD CORP                    292845104     7612      275100                                              1,500         273600
EQUITY OFFICE PROPERTIES          294741103     4529      164509                                            145,852          18657
EQUITY RESIDENTIAL                29476L107     3144      107382                                             95,722          11660
EXXON MOBIL CORP                  30231G102    28877      788978                                             34,392         754586
FEDERAL REALTY INVT TR            313747206     6082      165000                                                  0         165000
FIRST INDUSTRIAL REALTY           32054K103     4233      131990                                            114,890          17100
-----------------------------------------------------------------------------------------------------------------------------------
                                              224200
-----------------------------------------------------------------------------------------------------------------------------------

Page 4 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP            339030108    27259      904115                                             382,685         521430
FLEXTRONICS INTL LTD             Y2573F102     3628      255168                                             231,430          23738
FORD MTR CO DEL                  345370860     5228      485439                                              69,433         416006
GANNETT INC                      364730101    16365      211000                                                   0         211000
GENERAL ELEC CO                  369604103    60854     2041389                                             636,067        1405322
HEINZ H J CO                     423074103    10002      291770                                               3,570         288200
HEWLETT PACKARD CO               428236103     9051      467525                                              29,600         437925
HILLENBRAND INDS INC             431573104      205        3640                                                 500           3140
HOME DEPOT INC                   437076102    29023      911249                                             338,349         572900
HONDA MOTOR LTD                  438128308     4641      230220                                             218,980          11240
HONEYWELL INTL INC               438516106     1270       48200                                              31,670          16530
HSBC HLDGS PLC                   404280406     8828      133750                                                   0         133750
INTEL CORP                       458140100     1016       36920                                              27,680           9240
INTERNATIONAL BUSINESS M         459200101     1397       15816                                               7,800           8016
INTL PAPER CO                    460146103     6058      155264                                                   0         155264
J P MORGAN CHASE & CO            46625H100      328        9565                                               5,365           4200
JEFFERSON PILOT CORP             475070108    10105      227683                                              65,483         162200
-----------------------------------------------------------------------------------------------------------------------------------
                                             195258
-----------------------------------------------------------------------------------------------------------------------------------

Page 5 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                478160104    19617      396134                                             21,044         375090
KENTUCKY BANCSHARES INC          491203105      260        8400                                                  0           8400
KERR MCGEE CORP                  492386107    19069      427167                                            106,617         320550
KEYCORP NEW                      493267108      230        9000                                                  0           9000
KEYSPAN CORP                     49337W100    24385      695112                                            259,182         435930
KIMBERLY CLARK CORP              494368103    62816     1224006                                            366,416         857590
KOHLS CORP                       500255104      342        6400                                              6,400              0
LEXMARK INTL CL A                529771107      760       12060                                             12,060              0
LILLY ELI & CO                   532457108      478        8040                                              6,140           1900
LUCENT TECHNOLOGIES INC          549463107       26       12000                                                  0          12000
MACK CALI RLTY CORP              554489104     2503       63855                                             61,455           2400
MARSH & MCLENNAN COS INC         571748102      405        8500                                                500           8000
MBIA INC                         55262C100     8731      158841                                             24,579         134262
MBNA CORP                        55262L100    51576     2262125                                            643,710        1618415
MCDONALDS CORP                   580135101    23629     1003768                                            465,538         538230
MCKESSON CORP                    58155Q103    18642      559977                                            257,237         302740
MEDCO HEALTH SOLUTIONS I         58405U102     2284       88066                                             28,622          59444
-----------------------------------------------------------------------------------------------------------------------------------
                                             235753
-----------------------------------------------------------------------------------------------------------------------------------

Page 6 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                 58551A108      261        8676                                                 600           8076
MERCK & CO INC                   589331107    37980      750301                                             255,001         495300
MGIC INVT CORP WIS               552848103    22682      435598                                             215,438         220160
MICROSOFT CORP                   594918104    75374     2711285                                             855,005        1856280
NATIONAL CITY CORP               635405103     2263       76821                                               7,865          68956
NORFOLK SOUTHERN CORP            655844108      247       13358                                               3,775           9583
ORACLE CORP                      68389X105     3829      340373                                             317,268          23105
PEPSICO INC                      713448108      598       13040                                              12,340            700
PFIZER INC                       717081103    29678      976900                                             310,300         666600
PNC FINL SVCS GROUP INC          693475105     7946      166997                                             149,138          17859
PROCTER & GAMBLE CO              742718109     2111       22748                                               9,200          13548
RAYTHEON CO                      755111507     7190      256800                                                 100         256700
REGIONS FINL CORP                758940100    15003      438050                                               1,050         437000
REYNOLDS R J TOB HLDGS I         76182K105      514       13000                                              13,000              0
ROYAL DUTCH PETE CO              780257804     5970      135064                                               1,300         133764
S Y BANCORP INC                  785060104      670       35748                                              35,748              0
SAFEWAY INC                      786514208    10922      476130                                              33,530         442600
-----------------------------------------------------------------------------------------------------------------------------------
                                             223238
-----------------------------------------------------------------------------------------------------------------------------------

Page 7 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                     803111103      787       42890                                             10,720          32170
SBC COMMUNICATIONS INC            78387G103    35256     1584548                                            516,333        1068215
SCHERING PLOUGH CORP              806605101      423       27740                                              5,540          22200
SCHLUMBERGER LTD                  806857108     5142      106240                                              5,740         100500
SIMON PPTY GROUP INC NEW          828806109     3665       84090                                             71,240          12850
SOUTHERN CO                       842587107      443       15100                                              2,300          12800
STATE STR CORP                    857477103      450       10000                                                  0          10000
SUNGARD DATA SYS INC              867363103    21740      826320                                            210,720         615600
TARGET CORP                       87612E114    67125     1783827                                            496,847        1286980
TECO ENERGY INC                   872375100     5625      407000                                                  0         407000
TEE COMM ELECTRS INC              87900H100        0       10000                                                  0          10000
UNION PAC CORP                    907818108    15652      269067                                            132,277         136790
UNITED TECHNOLOGIES CORP          913017109    68641      888209                                            253,279         634930
UNOCAL CORP                       915289102    17303      548965                                            159,965         389000
US BANCORP DEL                    902973304      876       36500                                             21,200          15300
UST INC                           902911106     2528       71866                                             39,766          32100
VERIZON COMMUNICATIONS            92343V104    45541     1403854                                            352,207        1051647
-----------------------------------------------------------------------------------------------------------------------------------
                                              291197
-----------------------------------------------------------------------------------------------------------------------------------

Page 8 of 8

                                                FORM 13F                                                     (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                            Item 8:
                          Item 2:          Item 4:      Item 5:       Investment Discretion                 Voting Authority
        Item 1:           Title   Item 3:   Fair      Shares of  ------------------------------   Item 7:       (Shares)
    Name of Issuer         of     CUSIP    Market     Principal             (b) Shared-   (c)    Managers   -----------------------
                          Class   Number    Value       Amount   (a) Sole   As Defined  Shared-     See     (a) Sole  (b)     (c)
                                                                            in Inst. V   Other    Inst. V            Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW            929903102    37509      910630                                              115,500         795130
WAL MART STORES INC              931142103     1333       23875                                               11,675          12200
WALGREEN CO                      931422109      559       18260                                                4,600          13660
WASHINGTON MUT INC               939322103     2246       57050                                               55,450           1600
WELLPOINT HEALTH NETWORK         94973H108    59859      776579                                              208,139         568440
WELLS FARGO & CO NEW             949746101    55671     1080988                                              329,218         751770
WYETH                            983024100      640       13880                                                2,300          11580
XCEL ENERGY INC                  98389B100      786       50800                                               50,800              0
-----------------------------------------------------------------------------------------------------------------------------------
                                             158603
-----------------------------------------------------------------------------------------------------------------------------------
            COMPANY TOTAL                   1861622
-----------------------------------------------------------------------------------------------------------------------------------